SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
AccountingPoliciesLineItems [Line Items]
Foreign currency exchange rate translation		7.8000
Cash deposits		$ 800,000
Impairment of loss	$ 0		$ 0	$ 0
Salary income	3,846	$ 30,000
Other Income [Member]
AccountingPoliciesLineItems [Line Items]
Government grants				$ 21,641